Shareholder Report, Holdings (Details) - Grizzle Growth ETF	Jul. 31, 2026
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%